UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia High Yield Bond Fund
Class A / INEAX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 103	0.98%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.12	3.76	3.70
Class A (including sales charges)	4.93	2.78	3.21
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings
assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Advisor Class / CYLRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 77	0.73%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	10.37	4.07	3.95
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality
ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Class C / APECX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.73%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.22	3.00	2.93
Class C (including sales charges)	8.22	3.00	2.93
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit
quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Institutional Class / CHYZX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.73%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.29	4.00	3.95
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.”
Credit
quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Institutional 2 Class / RSHRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 69	0.66%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.38	4.09	4.01
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including
daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Institutional 3 Class / CHYYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 64	0.61%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.43	4.18	4.11
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top
Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Bond Fund
Class R / CHBRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 129	1.23%
Management's Discussion of Fund Performance
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight exposure to industries such as telecom, cable and satellite TV, and tech hardware and equipment. Additionally, an overweight to the insurance brokerage sector benefited performance.
Security selection
| Security selection was the primary driver of positive relative performance, with contributions coming from an overweight to a large satellite TV provider, avoiding a wirelines company, an overweight to a consumer-related food products manufacturer and distributor, and an underweight to a technology communications company.
Top Performance Detractors
Allocations
| Negative relative Fund performance came from an overweight to the electric generation industry along with underweights to departments stores and banking.
Security selection
| Relative detractors in security selection came from an underweight to a pharmaceuticals company, an overweight to an infrastructure software company, and having zero exposure to a health care company.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	9.73	3.49	3.44
ICE BofA US Cash Pay High Yield Constrained Index	11.10	4.01	4.19
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,382,302,917
Total number of portfolio holdings	421
Management services fees (represents 0.63% of Fund average net assets)	$ 8,276,859
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.”
Credit
quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
NRG Energy, Inc. 06/15/2029 5.250%	0.7%
Uber Technologies, Inc. 08/15/2029 4.500%	0.7%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.7%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant		Amount billed to the registrant's investment advisor
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Audit fees (a)	$41,999	$40,290	$0	$0
Audit-related fees (b)	$0	$0	$0	$0
Tax fees (c)	$12,850	$12,850	$0	$0
All other fees (d)	$0	$0	$0	$0
Non-audit fees (g)	$0	$0	$581,000	$577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia High Yield Bond Fund
Annual Financial Statements and Additional Information
May 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia High Yield Bond Fund | 2024

Portfolio of Investments
May 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	11,213,000	7,175,473
Electric 0.8%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	12,114,936	10,995,297
Total Convertible Bonds (Cost $21,651,944)			18,170,770

Corporate Bonds & Notes 92.6%

Aerospace & Defense 1.6%
Bombardier, Inc.(a)
04/15/2027	7.875%	1,959,000	1,960,910
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	2,069,000	2,220,826
11/15/2030	9.750%	1,644,000	1,796,411
TransDigm, Inc.(a)
08/15/2028	6.750%	3,208,000	3,244,914
03/01/2029	6.375%	6,809,000	6,802,624
03/01/2032	6.625%	5,879,000	5,906,976
Total			21,932,661
Airlines 2.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	9,398,324	9,308,829
04/20/2029	5.750%	8,488,691	8,209,729
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	5,126,520	4,730,502
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	5,762,434	5,768,309
Total			28,017,369
Automotive 2.2%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	945,000	937,878
04/01/2027	6.500%	203,000	201,713
Clarios Global LP(a)
05/15/2025	6.750%	2,270,000	2,270,674
Ford Motor Credit Co. LLC
11/01/2024	4.063%	1,261,000	1,250,395
06/16/2025	5.125%	1,781,000	1,767,052
11/13/2025	3.375%	4,360,000	4,209,774
01/08/2026	4.389%	2,745,000	2,681,056
08/17/2027	4.125%	4,394,000	4,165,390
11/04/2027	7.350%	2,400,000	2,499,698
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(a),(b)
09/15/2026	4.750%	770,000	745,605
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	4,347,000	4,371,532
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,718,000	1,772,287
04/23/2032	6.875%	3,207,000	3,281,112
Total			30,154,166
Banking 0.1%
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	1,799,000	1,790,295
Brokerage/Asset Managers/Exchanges 1.1%
AG Issuer LLC(a)
03/01/2028	6.250%	117,000	114,165
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	5,036,000	5,233,771
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	2,978,000	3,259,601
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	2,250,000	2,175,455
Hightower Holding LLC(a)
04/15/2029	6.750%	4,062,000	3,806,241
Total			14,589,233
Building Materials 1.8%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	6,043,000	5,628,702
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,129,935
08/01/2030	6.500%	1,564,000	1,567,813
Interface, Inc.(a)
12/01/2028	5.500%	551,000	519,978
SRS Distribution, Inc.(a)
07/01/2028	4.625%	5,453,000	5,423,403
12/01/2029	6.000%	3,708,000	3,761,866
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	2,330,000	2,403,702
White Cap Buyer LLC(a)
10/15/2028	6.875%	3,541,000	3,382,205
Total			24,817,604
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 5.0%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	685,000	654,228
06/01/2029	5.375%	6,200,000	5,554,794
03/01/2030	4.750%	11,138,000	9,484,714
08/15/2030	4.500%	6,681,000	5,547,636
02/01/2032	4.750%	4,106,000	3,305,889
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	4,095,000	3,248,179
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	850,000	635,448
CSC Holdings LLC(a)
01/15/2030	5.750%	2,571,000	1,107,823
12/01/2030	4.625%	4,665,000	1,958,592
02/15/2031	3.375%	11,461,000	6,713,333
DISH Network Corp.(a)
11/15/2027	11.750%	3,140,000	3,154,077
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,128,788
07/15/2028	4.000%	2,140,000	1,915,407
07/01/2030	4.125%	5,217,000	4,373,863
Videotron Ltd.(a)
06/15/2029	3.625%	3,504,000	3,167,299
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,824,000	3,176,953
VZ Secured Financing BV(a)
01/15/2032	5.000%	8,816,000	7,486,512
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	4,530,000	3,865,046
Ziggo BV(a)
01/15/2030	4.875%	776,000	691,412
Total			69,169,993
Chemicals 4.6%
Ashland LLC(a)
09/01/2031	3.375%	4,933,000	4,147,339
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	2,109,000	2,184,409
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	2,090,374
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,784,000	2,825,375
Element Solutions, Inc.(a)
09/01/2028	3.875%	5,917,000	5,384,245
HB Fuller Co.
10/15/2028	4.250%	3,105,000	2,912,243
Herens Holdco Sarl(a)
05/15/2028	4.750%	4,046,000	3,477,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Finance PLC(a)
04/15/2029	7.500%	3,955,000	3,989,280
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	3,743,000	3,949,643
Ingevity Corp.(a)
11/01/2028	3.875%	4,387,000	3,948,060
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,134,000	1,835,320
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	2,366,000	1,923,271
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	4,186,000	3,853,203
11/15/2028	9.750%	5,221,000	5,554,956
10/01/2029	6.250%	3,026,000	2,801,233
SPCM SA(a)
03/15/2027	3.125%	1,661,000	1,523,729
WR Grace Holdings LLC(a)
06/15/2027	4.875%	3,725,000	3,579,893
08/15/2029	5.625%	6,056,000	5,571,272
03/01/2031	7.375%	2,676,000	2,715,645
Total			64,267,031
Construction Machinery 1.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	10,696,000	9,575,705
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	1,981,013
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	695,000	702,758
03/15/2031	7.750%	3,935,000	4,112,992
Total			16,372,468
Consumer Cyclical Services 1.7%
APX Group, Inc.(a)
02/15/2027	6.750%	2,620,000	2,608,031
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,448,000	3,882,995
12/01/2028	6.125%	4,750,000	3,826,340
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	977,608
06/01/2028	4.625%	2,144,000	1,995,026
02/15/2029	5.625%	1,076,000	1,022,110
Uber Technologies, Inc.(a)
08/15/2029	4.500%	10,183,000	9,608,927
Total			23,921,037
Consumer Products 1.2%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	6,240,000	6,195,824
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%	1,112,000	1,097,319
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,379,832
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	2,575,000	2,204,035
02/01/2032	4.375%	840,000	718,717
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	3,461,000	3,459,891
07/15/2030	5.500%	1,211,000	1,210,153
03/15/2031	3.875%	618,000	569,307
Total			16,835,078
Diversified Manufacturing 2.5%
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,820,000	1,874,893
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,162,000	4,170,143
Esab Corp.(a)
04/15/2029	6.250%	1,426,000	1,429,645
Gates Corp. (The)(a),(c)
07/01/2029	6.875%	630,000	636,284
Madison IAQ LLC(a)
06/30/2028	4.125%	3,229,000	2,989,210
06/30/2029	5.875%	2,861,000	2,651,936
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,781,214
Velocity Vehicle Group LLC(a),(c)
06/01/2029	8.000%	575,000	583,563
Vertical Holdco GmbH(a)
07/15/2028	7.625%	2,738,000	2,700,922
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,082,660
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,201,000	3,200,615
06/15/2028	7.250%	4,147,000	4,225,919
03/15/2029	6.375%	2,588,000	2,600,583
03/15/2032	6.625%	3,324,000	3,348,420
Total			34,276,007
Electric 4.5%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	3,719,000	3,537,422
02/15/2031	3.750%	12,301,000	10,744,032
01/15/2032	3.750%	5,451,000	4,646,487
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,473,000	1,304,438
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	745,000	705,238
09/15/2027	4.500%	3,457,000	3,264,816
01/15/2029	7.250%	2,078,000	2,129,864
NRG Energy, Inc.(a)
06/15/2029	5.250%	10,275,000	9,806,833
02/15/2031	3.625%	958,000	820,737
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,467,000	1,346,617
PG&E Corp.
07/01/2028	5.000%	1,245,000	1,195,227
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	5,584,000	5,330,696
01/15/2030	4.750%	4,824,000	4,386,680
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,128,708
02/15/2027	5.625%	4,078,000	4,013,148
07/31/2027	5.000%	1,538,000	1,486,811
10/15/2031	7.750%	4,330,000	4,503,230
04/15/2032	6.875%	1,715,000	1,724,517
Total			62,075,501
Environmental 1.2%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	513,000	513,613
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,474,000	2,447,180
08/01/2025	3.750%	2,894,000	2,826,521
12/15/2026	5.125%	1,282,000	1,257,219
01/15/2031	6.750%	1,897,000	1,935,089
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	7,108,000	7,001,565
Total			15,981,187
Finance Companies 3.0%
GGAM Finance Ltd.(a)
06/15/2028	8.000%	1,941,000	2,009,748
04/15/2029	6.875%	2,105,000	2,126,645
Navient Corp.
06/25/2025	6.750%	4,810,000	4,823,750
03/15/2031	11.500%	2,144,000	2,354,965
OneMain Finance Corp.
01/15/2029	9.000%	1,870,000	1,962,432
03/15/2030	7.875%	2,525,000	2,571,563
09/15/2030	4.000%	2,692,000	2,288,180
05/15/2031	7.500%	2,368,000	2,369,296
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,497,000	4,361,852
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,146,000	1,918,781
03/01/2031	3.875%	4,163,000	3,606,325
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	10,010,000	8,320,629
Springleaf Finance Corp.
11/15/2029	5.375%	294,000	273,269
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	1,337,000	1,293,271
04/15/2029	5.500%	862,000	809,818
Total			41,090,524
Food and Beverage 2.3%
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	3,562,000	3,471,068
06/15/2030	6.000%	2,566,000	2,508,917
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	6,627,000	6,592,828
Post Holdings, Inc.(a)
02/15/2032	6.250%	5,912,000	5,884,042
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,749,000	2,527,509
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	5,132,000	4,484,378
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,385,000	3,128,483
US Foods, Inc.(a)
09/15/2028	6.875%	1,612,000	1,641,598
01/15/2032	7.250%	1,499,000	1,546,114
Total			31,784,937
Gaming 3.0%
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,804,859
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	5,158,000	5,218,444
02/15/2032	6.500%	5,034,000	4,978,720
Churchill Downs, Inc.(a)
05/01/2031	6.750%	2,714,000	2,701,146
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	8,191,000	8,353,081
International Game Technology PLC(a)
02/15/2025	6.500%	751,000	752,871
04/15/2026	4.125%	1,892,000	1,833,762
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	684,000	703,357
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,237,000	4,836,468
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,415,000	1,347,687
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	6,458,000	6,123,496
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,227,227
Total			40,881,118
Health Care 6.6%
180 Medical, Inc.(a)
10/15/2029	3.875%	1,050,000	944,202
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	585,377
04/15/2029	5.000%	2,739,000	2,585,534
Avantor Funding, Inc.(a)
11/01/2029	3.875%	7,225,000	6,480,156
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,570,000	2,615,168
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	1,355,000	1,325,262
04/01/2030	3.500%	4,085,000	3,886,555
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	1,005,822
03/15/2029	3.750%	1,397,000	1,265,582
03/15/2031	4.000%	1,596,000	1,404,029
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,760,000	1,667,865
04/15/2029	6.875%	3,434,000	2,687,404
05/15/2030	5.250%	7,800,000	6,477,236
02/15/2031	4.750%	922,000	728,364
CHS/Community Health Systems, Inc.(a),(d)
01/15/2032	10.875%	2,255,000	2,330,812
DaVita, Inc.(a)
06/01/2030	4.625%	1,590,000	1,424,682
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,595,000	1,509,319
IQVIA, Inc.(a)
05/15/2030	6.500%	1,268,000	1,281,117
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,076,000	2,080,070
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,540,000	4,139,413
10/01/2029	5.250%	9,467,000	8,926,954
Select Medical Corp.(a)
08/15/2026	6.250%	5,661,000	5,673,973
Star Parent, Inc.(a)
10/01/2030	9.000%	5,850,000	6,105,923
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	2,207,000	2,223,553
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,003,762
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	883,610
Tenet Healthcare Corp.
02/01/2027	6.250%	5,093,000	5,098,971
11/01/2027	5.125%	5,256,000	5,120,988
10/01/2028	6.125%	3,445,000	3,415,302
06/15/2030	6.125%	2,352,000	2,334,887
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	1,992,000	2,012,436
Total			91,224,328
Home Construction 0.4%
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,930,000	1,764,354
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	1,843,000	1,739,959
04/01/2029	4.750%	513,000	475,648
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	1,453,000	1,379,212
Total			5,359,173
Independent Energy 4.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,722,000	2,835,214
03/15/2032	7.375%	2,674,000	2,708,343
Civitas Resources, Inc.(a)
11/01/2030	8.625%	816,000	872,733
07/01/2031	8.750%	2,880,000	3,077,052
CNX Resources Corp.(a)
01/15/2029	6.000%	2,593,000	2,532,891
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	9,065,000	8,877,036
Comstock Resources, Inc.(a)
03/01/2029	6.750%	3,010,000	2,875,858
01/15/2030	5.875%	744,000	686,068
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	2,033,000	2,007,814
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	8,929,000	8,812,159
11/01/2033	8.375%	1,758,000	1,885,858
Matador Resources Co.(a)
04/15/2028	6.875%	1,625,000	1,638,973
04/15/2032	6.500%	3,127,000	3,120,027
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,743,000	4,847,492
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
07/15/2028	6.500%	2,757,000	2,751,502
Southwestern Energy Co.
02/01/2032	4.750%	7,831,000	7,097,283
Total			56,626,303
Leisure 3.6%
Boyne USA, Inc.(a)
05/15/2029	4.750%	2,355,000	2,174,164
Carnival Corp.(a)
08/01/2028	4.000%	3,055,000	2,816,792
08/15/2029	7.000%	2,506,000	2,576,812
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	5,903,000	6,393,432
Cinemark USA, Inc.(a)
03/15/2026	5.875%	4,053,000	3,997,821
07/15/2028	5.250%	3,636,000	3,397,111
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,629,000	1,544,000
NCL Corp., Ltd.(a)
02/15/2027	5.875%	2,178,000	2,145,386
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	669,000	658,991
07/15/2027	5.375%	1,048,000	1,027,205
01/15/2029	9.250%	700,000	746,282
01/15/2030	7.250%	8,218,000	8,498,919
03/15/2032	6.250%	1,162,000	1,156,821
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	2,663,000	2,668,592
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	3,602,000	3,605,171
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,616,000	1,627,938
Viking Cruises Ltd.(a)
02/15/2029	7.000%	2,035,000	2,039,482
07/15/2031	9.125%	2,818,000	3,035,418
Total			50,110,337
Lodging 0.2%
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,546,000	1,356,290
01/15/2032	6.625%	2,072,000	2,064,027
Total			3,420,317
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 3.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,954,000	2,545,591
09/15/2028	9.000%	2,460,000	2,560,180
06/01/2029	7.500%	1,861,000	1,530,371
04/01/2030	7.875%	3,064,000	3,048,709
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	6,446,000	6,092,981
iHeartCommunications, Inc.
05/01/2026	6.375%	828,788	632,248
05/01/2027	8.375%	995,000	357,825
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,841,000	1,017,141
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	1,468,000	1,325,801
03/15/2030	4.625%	4,828,000	4,297,605
02/15/2031	7.375%	5,982,000	6,186,047
Playtika Holding Corp.(a)
03/15/2029	4.250%	2,368,000	2,063,246
Roblox Corp.(a)
05/01/2030	3.875%	6,131,000	5,336,301
Univision Communications, Inc.(a)
08/15/2028	8.000%	3,784,000	3,726,198
06/30/2030	7.375%	3,676,000	3,483,837
Total			44,204,081
Metals and Mining 2.8%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,322,000	1,351,837
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,064,345
10/01/2031	5.125%	4,832,000	4,405,810
Constellium SE(a)
04/15/2029	3.750%	9,562,000	8,597,356
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	5,530,000	5,390,300
04/01/2029	6.125%	8,723,000	8,605,049
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	3,181,000	2,819,961
Novelis Corp.(a)
11/15/2026	3.250%	2,802,000	2,615,217
01/30/2030	4.750%	2,560,000	2,367,093
08/15/2031	3.875%	1,421,000	1,216,613
Total			38,433,581
Midstream 5.3%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	2,160,000	2,164,171
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Midstream Partners LP(a)
04/15/2030	4.750%	6,192,000	5,575,301
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	5,219,000	5,336,649
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,517,000	1,363,500
04/15/2032	4.300%	712,000	641,606
EQM Midstream Partners LP(a)
07/01/2027	6.500%	2,315,000	2,337,200
04/01/2029	6.375%	1,471,000	1,471,240
EQM Midstream Partners LP
07/15/2028	5.500%	1,330,000	1,305,274
07/15/2048	6.500%	2,087,000	2,089,143
NuStar Logistics LP
10/01/2025	5.750%	2,328,000	2,317,461
06/01/2026	6.000%	2,535,000	2,515,577
04/28/2027	5.625%	6,524,000	6,423,200
Sunoco LP(a)
05/01/2029	7.000%	2,606,000	2,662,362
05/01/2032	7.250%	3,380,000	3,462,735
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,843,000	5,625,139
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,898,000	4,416,070
08/15/2031	4.125%	8,843,000	7,818,455
11/01/2033	3.875%	9,277,000	7,786,607
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,512,000	1,640,775
06/01/2031	8.375%	1,939,000	1,999,562
02/01/2032	9.875%	3,683,000	3,950,570
Total			72,902,597
Oil Field Services 1.6%
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	2,411,000	2,447,793
Nabors Industries Ltd.(a)
01/15/2028	7.500%	2,318,000	2,206,008
Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,627,000	2,621,985
01/31/2030	9.125%	1,151,000	1,188,127
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,269,000	2,315,789
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	7,767,000	8,087,823
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	3,404,000	3,404,591
Total			22,272,116
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.2%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	2,944,000	2,754,399
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,550,000	1,519,210
02/01/2027	4.250%	7,339,000	6,886,569
06/15/2029	4.750%	2,706,000	2,446,545
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	1,957,000	1,917,097
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	2,929,000	2,725,755
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(a)
02/01/2030	7.000%	1,209,000	1,216,278
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	811,000	828,438
04/01/2032	6.500%	2,080,000	2,066,917
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,800,133
Service Properties Trust(a)
11/15/2031	8.625%	1,508,000	1,577,500
Total			22,984,442
Packaging 1.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	8,774,000	7,239,808
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	1,558,000	1,534,372
Canpack SA/US LLC(a)
11/15/2029	3.875%	4,661,000	4,093,461
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	1,371,000	1,348,760
04/15/2030	8.750%	2,120,000	2,044,969
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,390,316
Total			19,651,686
Pharmaceuticals 1.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%	240,000	232,695
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	1,780,000	1,680,142
06/01/2028	4.875%	4,466,000	3,232,415
09/30/2028	11.000%	428,000	373,363
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	7,357,000	6,367,078
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,832,305
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,933,000	1,785,399
04/30/2031	5.125%	6,457,000	5,703,336
Total			21,206,733
Property & Casualty 3.9%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,195,000	2,053,077
10/15/2027	6.750%	8,643,000	8,466,096
04/15/2028	6.750%	5,546,000	5,554,170
01/15/2031	7.000%	1,341,000	1,345,146
AmWINS Group, Inc.(a)
02/15/2029	6.375%	2,661,000	2,646,175
AssuredPartners, Inc.(a)
01/15/2029	5.625%	2,223,000	2,066,829
02/15/2032	7.500%	1,996,000	1,987,249
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	4,310,000	3,946,541
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,239,000	1,240,499
HUB International Ltd.(a)
01/31/2032	7.375%	3,356,000	3,368,172
HUB International, Ltd.(a)
06/15/2030	7.250%	12,085,000	12,281,636
MGIC Investment Corp.
08/15/2028	5.250%	460,000	446,575
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	4,512,000	4,550,742
Radian Group, Inc.
03/15/2027	4.875%	1,061,000	1,033,508
05/15/2029	6.200%	947,000	952,154
USI, Inc.(a)
01/15/2032	7.500%	1,459,000	1,463,769
Total			53,402,338
Railroads 0.2%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	3,480,000	3,443,648
Refining 0.4%
HF Sinclair Corp.(a)
04/15/2027	6.375%	1,769,000	1,778,862
02/01/2028	5.000%	4,181,000	4,036,403
Total			5,815,265
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,257,507
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,120,000	1,011,604
01/15/2030	6.750%	3,084,000	2,726,498
IRB Holding Corp.(a)
06/15/2025	7.000%	2,830,000	2,832,121
Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,384,240
Total			12,211,970
Retailers 1.9%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	1,000,662
02/15/2032	5.000%	1,087,000	973,432
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	1,008,000	1,038,820
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,140,428
Hanesbrands, Inc.(a)
05/15/2026	4.875%	1,425,000	1,382,063
02/15/2031	9.000%	924,000	943,216
L Brands, Inc.(a)
07/01/2025	9.375%	745,000	771,738
10/01/2030	6.625%	3,925,000	3,928,149
L Brands, Inc.
06/15/2029	7.500%	735,000	757,792
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	2,139,000	1,986,849
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,665,000	1,469,821
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	3,552,000	3,297,978
02/15/2029	7.750%	2,840,000	2,717,702
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	4,138,000	3,446,630
Total			25,855,280
Technology 10.3%
Block, Inc.
06/01/2031	3.500%	1,590,000	1,362,941
Block, Inc.(a)
05/15/2032	6.500%	4,333,000	4,373,501
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	897,000	900,538
03/01/2026	9.125%	546,000	548,176
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,082,377
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	615,000	618,718
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	4,129,000	3,781,779
07/01/2029	4.875%	5,282,000	4,817,623
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	7,766,000	7,524,677
06/30/2032	8.250%	6,825,000	6,906,123
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,445,000	1,187,518
03/15/2027	5.000%	2,085,000	890,513
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	6,191,000	5,730,420
Entegris Escrow Corp.(a)
04/15/2029	4.750%	3,522,000	3,343,037
06/15/2030	5.950%	5,515,000	5,430,334
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	6,129,000	6,351,320
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	4,112,285
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,749,019
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	2,256,000	2,281,231
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	1,506,000	1,369,358
05/30/2029	9.500%	4,400,000	4,426,997
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	2,915,000	2,628,734
Iron Mountain, Inc.(a)
09/15/2027	4.875%	3,207,000	3,094,805
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,639,000	6,035,015
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,509,000	4,867,370
NCR Corp.(a)
04/15/2029	5.125%	8,158,000	7,581,851
10/01/2030	5.250%	232,000	210,566
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	5,381,000	5,141,855
Picard Midco, Inc.(a)
03/31/2029	6.500%	7,159,000	6,792,739
Seagate HDD Cayman(a)
12/15/2029	8.250%	1,495,000	1,600,820
07/15/2031	8.500%	1,661,000	1,772,266
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies, Inc.(a),(c)
07/15/2032	6.625%	2,452,000	2,460,141
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	6,350,000	6,140,427
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,925,000	1,927,815
Synaptics, Inc.(a)
06/15/2029	4.000%	5,155,000	4,614,890
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,447,000	1,445,692
UKG, Inc.(a)
02/01/2031	6.875%	5,248,000	5,281,910
Zebra Technologies Corp.(a)
06/01/2032	6.500%	2,311,000	2,326,946
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	8,250,000	7,358,201
Total			143,070,528
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	2,625,000	2,594,485
Wireless 1.9%
Altice France Holding SA(a)
02/15/2028	6.000%	4,642,000	1,446,644
Altice France SA(a)
07/15/2029	5.125%	9,239,000	6,199,608
SBA Communications Corp.
02/01/2029	3.125%	3,800,000	3,350,263
Sprint Capital Corp.
11/15/2028	6.875%	3,051,000	3,224,753
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	4,549,377
07/15/2031	4.750%	6,483,000	5,380,142
04/15/2032	7.750%	2,608,000	2,540,601
Total			26,691,388
Wirelines 1.3%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	3,053,000	3,161,648
03/15/2031	8.625%	4,709,000	4,827,647
Iliad Holding SAS(a)
10/15/2026	6.500%	4,739,000	4,716,315
10/15/2028	7.000%	3,961,000	3,922,875
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(a)
04/15/2031	8.500%	1,623,000	1,643,269
Total			18,271,754
Total Corporate Bonds & Notes (Cost $1,327,336,680)			1,280,462,958

Foreign Government Obligations(e) 1.1%

Canada 1.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	2,147,000	2,119,183
11/15/2028	8.500%	5,119,000	5,431,307
02/15/2030	9.000%	6,684,000	7,078,959
Total			14,629,449
Total Foreign Government Obligations (Cost $14,114,963)			14,629,449

Senior Loans 1.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.194%	5,045,152	4,846,172
Property & Casualty 0.2%
Truist Insurance Holdings LLC(f),(g)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	10.086%	2,479,875	2,530,514
Retailers 0.3%
PetSmart LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.179%	4,681,308	4,660,429
Technology 0.8%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/24/2031	8.809%	1,734,692	1,748,639
Ascend Learning LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.929%	4,044,981	4,038,671
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.179%	1,886,000	1,849,223
DCert Buyer, Inc.(f),(g)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.329%	340,666	306,743
UKG, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 02/10/2031	8.820%	2,838,594	2,858,804
Total			10,802,080
Total Senior Loans (Cost $22,868,477)			22,839,195

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(h),(i)	30,695,871	30,689,732
Total Money Market Funds (Cost $30,694,375)		30,689,732
Total Investments in Securities (Cost: $1,416,666,439)		1,366,792,104
Other Assets & Liabilities, Net		15,510,813
Net Assets		1,382,302,917
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $1,184,473,869, which represents 85.69% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a security purchased on a forward commitment basis.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
The stated interest rate represents the weighted average interest rate at May 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Variable rate security. The interest rate shown was the current rate as of May 31, 2024.
(h)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	25,211,227	347,466,657	(341,995,094)	6,942	30,689,732	2,105	2,136,959	30,695,871
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	18,170,770	—	18,170,770
Corporate Bonds & Notes	—	1,280,462,958	—	1,280,462,958
Foreign Government Obligations	—	14,629,449	—	14,629,449
Senior Loans	—	22,839,195	—	22,839,195
Money Market Funds	30,689,732	—	—	30,689,732
Total Investments in Securities	30,689,732	1,336,102,372	—	1,366,792,104
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Statement of Assets and Liabilities
May 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,385,972,064)	$1,336,102,372
Affiliated issuers (cost $30,694,375)	30,689,732
Cash	174,304
Receivable for:
Investments sold on a delayed delivery basis	3,460,565
Capital shares sold	6,908,993
Dividends	169,821
Interest	20,172,906
Foreign tax reclaims	31,147
Expense reimbursement due from Investment Manager	2,851
Prepaid expenses	7,627
Total assets	1,397,720,318
Liabilities
Payable for:
Investments purchased	1,743,516
Investments purchased on a delayed delivery basis	4,535,915
Capital shares redeemed	2,090,255
Distributions to shareholders	6,668,675
Management services fees	23,760
Distribution and/or service fees	3,391
Transfer agent fees	83,776
Compensation of board members	2,406
Other expenses	51,770
Deferred compensation of board members	213,937
Total liabilities	15,417,401
Net assets applicable to outstanding capital stock	$1,382,302,917
Represented by
Paid in capital	1,537,077,905
Total distributable earnings (loss)	(154,774,988)
Total - representing net assets applicable to outstanding capital stock	$1,382,302,917
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Statement of Assets and Liabilities (continued)
May 31, 2024
Class A
Net assets	$437,014,422
Shares outstanding	40,687,023
Net asset value per share	$10.74
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.28
Advisor Class
Net assets	$93,336,477
Shares outstanding	8,640,062
Net asset value per share	$10.80
Class C
Net assets	$8,007,092
Shares outstanding	750,109
Net asset value per share	$10.67
Institutional Class
Net assets	$138,446,401
Shares outstanding	12,900,016
Net asset value per share	$10.73
Institutional 2 Class
Net assets	$42,414,046
Shares outstanding	3,962,705
Net asset value per share	$10.70
Institutional 3 Class
Net assets	$648,212,813
Shares outstanding	60,456,019
Net asset value per share	$10.72
Class R
Net assets	$14,871,666
Shares outstanding	1,380,420
Net asset value per share	$10.77
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Statement of Operations
Year Ended May 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$2,136,959
Interest	83,404,975
Interfund lending	1,811
Total income	85,543,745
Expenses:
Management services fees	8,276,859
Distribution and/or service fees
Class A	1,119,409
Class C	90,773
Class R	66,926
Transfer agent fees
Class A	597,174
Advisor Class	124,667
Class C	12,124
Institutional Class	177,351
Institutional 2 Class	22,614
Institutional 3 Class	32,408
Class R	17,801
Custodian fees	9,239
Printing and postage fees	68,918
Registration fees	125,028
Accounting services fees	41,499
Legal fees	25,898
Compensation of chief compliance officer	244
Compensation of board members	25,482
Deferred compensation of board members	38,783
Other	32,411
Total expenses	10,905,608
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(834,710)
Expense reduction	(1,327)
Total net expenses	10,069,571
Net investment income	75,474,174
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(38,549,219)
Investments — affiliated issuers	2,105
Net realized loss	(38,547,114)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	90,436,747
Investments — affiliated issuers	6,942
Net change in unrealized appreciation (depreciation)	90,443,689
Net realized and unrealized gain	51,896,575
Net increase in net assets resulting from operations	$127,370,749
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Statement of Changes in Net Assets

	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations
Net investment income	$75,474,174	$72,592,655
Net realized loss	(38,547,114)	(60,322,161)
Net change in unrealized appreciation (depreciation)	90,443,689	(26,344,467)
Net increase (decrease) in net assets resulting from operations	127,370,749	(14,073,973)
Distributions to shareholders
Net investment income and net realized gains
Class A	(25,368,279)	(25,156,486)
Advisor Class	(5,533,759)	(5,005,852)
Class C	(445,752)	(533,331)
Institutional Class	(7,873,940)	(7,920,009)
Institutional 2 Class	(2,398,721)	(2,083,113)
Institutional 3 Class	(34,324,691)	(32,349,800)
Class R	(724,755)	(651,113)
Total distributions to shareholders	(76,669,897)	(73,699,704)
Increase (decrease) in net assets from capital stock activity	56,763,529	(179,067,192)
Total increase (decrease) in net assets	107,464,381	(266,840,869)
Net assets at beginning of year	1,274,838,536	1,541,679,405
Net assets at end of year	$1,382,302,917	$1,274,838,536
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	4,038,712	42,535,815	10,120,058	104,911,041
Distributions reinvested	2,313,419	24,459,564	2,346,188	24,278,141
Shares redeemed	(9,648,275)	(101,867,667)	(16,974,689)	(176,159,377)
Net decrease	(3,296,144)	(34,872,288)	(4,508,443)	(46,970,195)
Advisor Class
Shares sold	2,203,843	23,479,294	1,505,296	15,708,991
Distributions reinvested	518,438	5,514,044	475,039	4,945,830
Shares redeemed	(2,800,330)	(29,825,854)	(2,061,542)	(21,531,589)
Net decrease	(78,049)	(832,516)	(81,207)	(876,768)
Class C
Shares sold	116,834	1,228,752	126,217	1,302,566
Distributions reinvested	41,646	437,412	50,490	519,167
Shares redeemed	(389,973)	(4,094,281)	(503,624)	(5,190,192)
Net decrease	(231,493)	(2,428,117)	(326,917)	(3,368,459)
Institutional Class
Shares sold	5,045,240	53,364,127	3,313,174	34,471,305
Distributions reinvested	671,113	7,088,926	708,035	7,321,819
Shares redeemed	(5,951,585)	(62,250,752)	(7,108,124)	(73,555,820)
Net decrease	(235,232)	(1,797,699)	(3,086,915)	(31,762,696)
Institutional 2 Class
Shares sold	964,565	10,171,484	2,053,283	21,497,765
Distributions reinvested	227,085	2,393,189	201,065	2,073,252
Shares redeemed	(883,095)	(9,286,900)	(2,002,323)	(20,389,129)
Net increase	308,555	3,277,773	252,025	3,181,888
Institutional 3 Class
Shares sold	17,963,324	189,296,536	2,675,967	27,935,680
Distributions reinvested	3,155,744	33,328,532	3,029,583	31,301,260
Shares redeemed	(12,560,593)	(131,396,210)	(15,180,244)	(157,017,568)
Net increase (decrease)	8,558,475	91,228,858	(9,474,694)	(97,780,628)
Class R
Shares sold	436,586	4,605,038	166,229	1,730,267
Distributions reinvested	68,056	722,348	62,322	646,985
Shares redeemed	(297,703)	(3,139,868)	(371,081)	(3,867,586)
Net increase (decrease)	206,939	2,187,518	(142,530)	(1,490,334)
Total net increase (decrease)	5,233,051	56,763,529	(17,368,681)	(179,067,192)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

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Columbia High Yield Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2024	$10.32	0.59	0.43	1.02	(0.60)	—	(0.60)
Year Ended 5/31/2023	$10.95	0.53	(0.62)	(0.09)	(0.54)	—	(0.54)
Year Ended 5/31/2022	$12.03	0.48	(1.03)	(0.55)	(0.49)	(0.04)	(0.53)
Year Ended 5/31/2021(d)	$11.19	0.52	0.85	1.37	(0.53)	—	(0.53)
Year Ended 5/31/2020(d)	$11.44	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Advisor Class
Year Ended 5/31/2024	$10.38	0.62	0.43	1.05	(0.63)	—	(0.63)
Year Ended 5/31/2023	$11.01	0.56	(0.62)	(0.06)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$12.10	0.51	(1.04)	(0.53)	(0.52)	(0.04)	(0.56)
Year Ended 5/31/2021(d)	$11.26	0.55	0.85	1.40	(0.56)	—	(0.56)
Year Ended 5/31/2020(d)	$11.50	0.60	(0.24)	0.36	(0.60)	—	(0.60)
Class C
Year Ended 5/31/2024	$10.26	0.51	0.42	0.93	(0.52)	—	(0.52)
Year Ended 5/31/2023	$10.88	0.45	(0.61)	(0.16)	(0.46)	—	(0.46)
Year Ended 5/31/2022	$11.96	0.39	(1.03)	(0.64)	(0.40)	(0.04)	(0.44)
Year Ended 5/31/2021(d)	$11.13	0.43	0.84	1.27	(0.44)	—	(0.44)
Year Ended 5/31/2020(d)	$11.36	0.48	(0.23)	0.25	(0.48)	—	(0.48)
Institutional Class
Year Ended 5/31/2024	$10.32	0.61	0.42	1.03	(0.62)	—	(0.62)
Year Ended 5/31/2023	$10.94	0.56	(0.61)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$12.02	0.51	(1.03)	(0.52)	(0.52)	(0.04)	(0.56)
Year Ended 5/31/2021(d)	$11.19	0.54	0.85	1.39	(0.56)	—	(0.56)
Year Ended 5/31/2020(d)	$11.43	0.60	(0.24)	0.36	(0.60)	—	(0.60)
Institutional 2 Class
Year Ended 5/31/2024	$10.29	0.62	0.42	1.04	(0.63)	—	(0.63)
Year Ended 5/31/2023	$10.91	0.57	(0.62)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$11.99	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Year Ended 5/31/2021(d)	$11.16	0.55	0.85	1.40	(0.57)	—	(0.57)
Year Ended 5/31/2020(d)	$11.39	0.60	(0.23)	0.37	(0.60)	—	(0.60)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2024	$10.74	10.12%	1.05%	0.98% (c)	5.58%	36%	$437,014
Year Ended 5/31/2023	$10.32	(0.68% )	1.05%	1.00% (c)	5.14%	30%	$454,106
Year Ended 5/31/2022	$10.95	(4.78% )	1.02%	1.00% (c)	4.03%	47%	$530,844
Year Ended 5/31/2021 (d)	$12.03	12.35%	1.03%	1.01% (c)	4.39%	58%	$627,451
Year Ended 5/31/2020 (d)	$11.19	2.82%	1.04%	1.03% (c)	4.86%	59%	$617,031
Advisor Class
Year Ended 5/31/2024	$10.80	10.37%	0.80%	0.73% (c)	5.83%	36%	$93,336
Year Ended 5/31/2023	$10.38	(0.40% )	0.80%	0.75% (c)	5.40%	30%	$90,531
Year Ended 5/31/2022	$11.01	(4.58% )	0.77%	0.75% (c)	4.29%	47%	$96,886
Year Ended 5/31/2021 (d)	$12.10	12.89%	0.78%	0.76% (c)	4.63%	58%	$102,028
Year Ended 5/31/2020 (d)	$11.26	3.08%	0.79%	0.78% (c)	5.11%	59%	$98,512
Class C
Year Ended 5/31/2024	$10.67	9.22%	1.80%	1.73% (c)	4.82%	36%	$8,007
Year Ended 5/31/2023	$10.26	(1.37% )	1.80%	1.75% (c)	4.37%	30%	$10,072
Year Ended 5/31/2022	$10.88	(5.54% )	1.77%	1.75% (c)	3.28%	47%	$14,237
Year Ended 5/31/2021 (d)	$11.96	11.66%	1.78%	1.76% (c)	3.65%	58%	$17,974
Year Ended 5/31/2020 (d)	$11.13	2.03%	1.79%	1.78% (c)	4.12%	59%	$26,532
Institutional Class
Year Ended 5/31/2024	$10.73	10.29%	0.80%	0.73% (c)	5.83%	36%	$138,446
Year Ended 5/31/2023	$10.32	(0.34% )	0.80%	0.75% (c)	5.38%	30%	$135,507
Year Ended 5/31/2022	$10.94	(4.55% )	0.77%	0.75% (c)	4.28%	47%	$177,452
Year Ended 5/31/2021 (d)	$12.02	12.54%	0.78%	0.76% (c)	4.63%	58%	$191,648
Year Ended 5/31/2020 (d)	$11.19	3.07%	0.79%	0.78% (c)	5.11%	59%	$171,521
Institutional 2 Class
Year Ended 5/31/2024	$10.70	10.38%	0.72%	0.66%	5.91%	36%	$42,414
Year Ended 5/31/2023	$10.29	(0.29% )	0.72%	0.68%	5.46%	30%	$37,596
Year Ended 5/31/2022	$10.91	(4.51% )	0.70%	0.68%	4.30%	47%	$37,114
Year Ended 5/31/2021 (d)	$11.99	12.74%	0.71%	0.69%	4.70%	58%	$82,319
Year Ended 5/31/2020 (d)	$11.16	3.14%	0.72%	0.71%	5.15%	59%	$95,933
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2024	$10.31	0.63	0.42	1.05	(0.64)	—	(0.64)
Year Ended 5/31/2023	$10.93	0.57	(0.61)	(0.04)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$12.01	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Year Ended 5/31/2021(d)	$11.17	0.55	0.86	1.41	(0.57)	—	(0.57)
Year Ended 5/31/2020(d)	$11.41	0.60	(0.24)	0.36	(0.60)	—	(0.60)
Class R
Year Ended 5/31/2024	$10.36	0.56	0.42	0.98	(0.57)	—	(0.57)
Year Ended 5/31/2023	$10.98	0.51	(0.61)	(0.10)	(0.52)	—	(0.52)
Year Ended 5/31/2022	$12.07	0.45	(1.04)	(0.59)	(0.46)	(0.04)	(0.50)
Year Ended 5/31/2021(d)	$11.23	0.49	0.85	1.34	(0.50)	—	(0.50)
Year Ended 5/31/2020(d)	$11.47	0.52	(0.24)	0.28	(0.52)	—	(0.52)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2024	$10.72	10.43%	0.67%	0.61%	5.96%	36%	$648,213
Year Ended 5/31/2023	$10.31	(0.23% )	0.67%	0.63%	5.50%	30%	$534,874
Year Ended 5/31/2022	$10.93	(4.44% )	0.65%	0.63%	4.40%	47%	$670,696
Year Ended 5/31/2021 (d)	$12.01	12.99%	0.67%	0.64%	4.70%	58%	$779,695
Year Ended 5/31/2020 (d)	$11.17	3.19%	0.66%	0.66%	5.23%	59%	$323,763
Class R
Year Ended 5/31/2024	$10.77	9.73%	1.30%	1.23% (c)	5.34%	36%	$14,872
Year Ended 5/31/2023	$10.36	(0.82% )	1.30%	1.25% (c)	4.89%	30%	$12,152
Year Ended 5/31/2022	$10.98	(5.07% )	1.27%	1.25% (c)	3.79%	47%	$14,451
Year Ended 5/31/2021 (d)	$12.07	12.05%	1.28%	1.26% (c)	4.13%	58%	$15,494
Year Ended 5/31/2020 (d)	$11.23	2.57%	1.29%	1.28% (c)	4.61%	59%	$13,930
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements
May 31, 2024
Note 1. Organization
Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund will be exchanged for Class S shares of the Fund. This will be a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2024 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
For the year ended May 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $1,327.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,994,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	120,814
Class C	—	1.00 (b)	269

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2023 through September 30, 2024 (%)	Prior to October 1, 2023 (%)
Class A	0.98	1.00
Advisor Class	0.73	0.75
Class C	1.73	1.75
Institutional Class	0.73	0.75
Institutional 2 Class	0.65	0.68
Institutional 3 Class	0.60	0.63
Class R	1.23	1.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2024, these differences were primarily due to differing treatment for principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation, distributions and defaulted securities/troubled debt. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
559,846	(559,848)	2
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2024			Year Ended May 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
76,669,897	—	76,669,897	73,699,704	—	73,699,704
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
6,831,576	—	(103,315,556)	(51,408,395)
At May 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,418,200,499	15,445,515	(66,853,910)	(51,408,395)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(18,971,530)	(84,344,026)	(103,315,556)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $500,712,435 and $450,875,097, respectively, for the year ended May 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,585,714	5.84	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended May 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments
Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At May 31, 2024, affiliated shareholders of record owned 67.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid

Columbia High Yield Bond Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia High Yield Bond Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia High Yield Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia High Yield Bond Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia High Yield Bond Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Section 163(j) Interest Dividends
100.00%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia High Yield Bond Fund  | 2024

Columbia High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN160_05_P01_(07/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2024